Supplemental Financial Statement Data - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	May 31, 2022	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment		$ 1,830	$ 0
Gain (Loss) on Disposition of Business		$ 34	$ 0
The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment				$ 0	$ 671	$ 0
Sale Of Business Activity	$ 25
Gain (Loss) on Disposition of Business	$ 9			0	0	9
Proceeds from Sale and Collection of Receivables				339	370	103
Accounts Receivable, before Allowance for Credit Loss, Current				0	70
Depreciation expense for property, plant and equipment				$ 224	$ 315	$ 306